Convertible Notes - Related Parties (Details) - USD ($)	1 Months Ended			12 Months Ended
	Jul. 31, 2018	Dec. 31, 2016	Sep. 30, 2016	Dec. 31, 2018	Mar. 31, 2020	Dec. 31, 2019
Convertible Notes (Textual)
Conversion of stock description	Under the terms of the 2016 Convertible Notes, the outstanding principal and accrued interest on the 2016 Convertible Notes was converted at the Conversion Cap Price to 700,854 shares of common stock and 700,845 warrants to purchase shares of common stock at an exercise price of $6.25 per share (395,118 shares of common stock and 395,118 warrants to purchase shares of common stock). At the time of the conversion, the Company recognized a de minimus net gain on extinguishment of $752.
Preferred stock issued
2016 Convertible Notes [Member]
Convertible Notes (Textual)
Outstanding unsecured principal amount		$ 235,000	$ 235,000
Due date		The principal and interest was originally due in 2029.	The principal and interest was originally due in 2029.
Interest rate		15.00%	15.00%
Debt conversion description		The 2016 Convertible Notes were to automatically convert to common stock in the event the Company issued and sold either common or preferred stock of $2,000,000 or more.	The 2016 Convertible Notes were to automatically convert to common stock in the event the Company issued and sold either common or preferred stock of $2,000,000 or more.
Interest expense				$ 264,749
Preferred stock issued		2,000,000	2,000,000